ATA INC (Parent Company) (Details 3)	1 Months Ended		12 Months Ended
	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Condensed Financial Statements
Net cash used in operating activities			$ 10,003,840	¥ 64,504,771	¥ 45,852,235	¥ 37,343,760
Cash flows from investing activities :
Payment for XingWei acquisition						(9,826,706)
Net cash used in investing activities			(5,707,422)	(36,801,464)	(52,759,443)	(13,959,185)
Cash flows from financing activities :
Cash paid for repurchase of common shares			(3,029,781)	(19,536,028)	(8,362,136)	(132,528)
Proceeds from exercise of share options					3,903,952
Special cash dividend	$ (9,500,000)	¥ (58,349,122)			(58,349,122)
Net cash used in financing activities			(3,149,873)	(20,310,382)	(63,660,710)	(700,409)
Effect of foreign exchange rate changes on cash			(3,188)	(20,559)	(1,083,809)	(766,783)
Net decrease in cash			1,143,357	7,372,366	(71,651,727)	21,917,383
ATA INC.
Condensed Financial Statements
Net cash used in operating activities			(488,633)	(3,150,707)	(4,304,976)	(4,994,557)
Cash flows from investing activities :
Collection from (payment to) subsidiaries			2,699,526	17,406,546	7,670,574	(6,911,210)
Payment for XingWei acquisition						(19,612,120)
Net cash used in investing activities			2,699,526	17,406,546	7,670,574	(26,523,330)
Cash flows from financing activities :
Cash paid for repurchase of common shares			(3,029,781)	(19,536,028)	(8,362,136)	(132,528)
Proceeds from exercise of share options					3,903,952
Net cash used in financing activities			(3,029,781)	(19,536,028)	(4,458,184)	(132,528)
Effect of foreign exchange rate changes on cash			1,154	7,443	(30,753)	(766,783)
Net decrease in cash			(817,734)	(5,272,746)	(1,123,339)	(32,417,198)
Cash at beginning of year			1,272,348	8,204,099	9,327,438	41,744,636
Cash at end of year			$ 454,614	¥ 2,931,353	¥ 8,204,099	¥ 9,327,438